Income Taxes: - Components of Income Tax (Benefit) Provision (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Current:
Total current	$ 0	$ 0		$ 0
Deferred:
Tax benefit (provision)	$ 0	$ 0		$ 0
Hman Group holdings Inc and subsidiaries
Current:
Federal & State			$ 629,000		$ 1,235,000	$ 263,000
Foreign			(49,000)		611,000	67,000
Total current			580,000		1,846,000	330,000
Deferred:
Federal & State			(7,625,000)		(23,333,000)	(11,679,000)
Foreign			(1,356,000)		(2,625,000)	(4,741,000)
Total deferred			(8,981,000)		(25,958,000)	(16,420,000)
Valuation allowance			(1,038,000)		835,000	7,200,000
Tax benefit (provision)			$ (9,439,000)		$ (23,277,000)	$ (8,890,000)